July 30, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

RE:      AXP Partners Series, Inc.
                  AXP Partners Fundamental Value Fund
                  AXP Partners Select Value Fund
                  AXP Partners Small Cap Core Fund
                  AXP Partners Small Cap Value Fund
                  AXP Partners Value Fund
         File No. 333-57852/811-10321

Dear Ms. Mengiste:

Registrant certifies that the form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP PARTNERS SERIES, INC.




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary